File # 1-36044
CERT NYS

13003235

NYSE Euronext

Received SEC
AUG 09 2013
Washington, DC 20549

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

August 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re: iShares Dow Jones-UBS Roll Select Commodity Index Trust

Issuer CIK:	0001535365
Issuer File Number:	001-36044
Form Type:	8-A12B
Filing Date:	08/05/2013

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

iShares® Dow Jones-UBS Roll Select Commodity Index Trust

The Exchange requests acceleration of registration of the security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

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